13. ACCUMULATED OTHER COMPREHENSIVE INCOME (OCI) (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Accumulated OCI, beginning of period:
Currency translation adjustment	$ 208,935	$ 929,806	$ 465,615	$ 3,253,019
Currency translation adjustments	(1,879,527)	1,099,467	(2,136,207)	(1,223,746)
Currency translation adjustment	$ (1,670,592)	$ 2,029,273	$ (1,670,592)	$ 2,029,273